2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 1,656	$ 1,235
Accrued professional fees	161	154
Deferred rent	13	36
Accrued warranty	58	82
Accrued vacation	175	177
Accrued dividends	296	167
Other accrued expenses	311	56
Total	$ 2,670	$ 1,907